Share capital - The changes in warrants (Details) - Warrants - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of warrants, Warrants outstanding, beginning	20,603,396	22,369,718
Number of warrants, Warrants exercised	(5,387,200)	(1,116,322)
Number of warrants expired	(145,313)	(650,000)
Number of warrants, Warrants outstanding, ending	15,070,883	20,603,396
Weighted average exercise price, Warrants outstanding, beginning	$ 3.57	$ 3.81
Weighted average exercise price, Warrants exercised	2.49	2.85
Weighted average exercise price, Warrants expired	1.49	15.35
Weighted average exercise price, Warrants outstanding, ending	$ 4.01	$ 3.57